UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04257

DWS Variable Series I
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS Bond VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 31.3%
Consumer Discretionary 7.8%
AMC Entertainment, Inc., 8.75%, 6/1/2019		900,000	942,750
CBS Corp., 3.375%, 3/1/2022		300,000	289,596
CCO Holdings LLC, 6.5%, 4/30/2021		420,000	434,700
DIRECTV Holdings LLC:
144A, 2.4%, 3/15/2017		1,320,000	1,308,286
6.35%, 3/15/2040		315,000	348,496
JC Penney Corp., Inc., 5.65%, 6/1/2020		785,000	767,338
Levi Strauss & Co., 7.625%, 5/15/2020 (b)		300,000	317,250
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022		360,000	361,049
MGM Resorts International, 9.0%, 3/15/2020		550,000	611,875
NBCUniversal Media LLC:
5.15%, 4/30/2020		500,000	565,903
5.95%, 4/1/2041		350,000	402,800
Norcraft Companies LP, 10.5%, 12/15/2015		100,000	87,750
Royal Caribbean Cruises Ltd., 7.25%, 6/15/2016		750,000	810,000
Time Warner Cable, Inc.:
4.0%, 9/1/2021		300,000	307,376
7.3%, 7/1/2038		40,000	50,440
Time Warner, Inc., 7.625%, 4/15/2031		400,000	512,143
Yum! Brands, Inc., 3.875%, 11/1/2020		465,000	480,670

			8,598,422
Consumer Staples 2.4%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019		750,000	978,429
CVS Caremark Corp., 5.75%, 5/15/2041		120,000	135,258
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		1,100,000	1,130,250
Kroger Co., 5.4%, 7/15/2040		375,000	401,523

			2,645,460
Energy 3.3%
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		480,000	613,446
Encana Corp., 5.15%, 11/15/2041		116,000	107,027
Enterprise Products Operating LLC, 6.125%, 10/15/2039		460,000	518,031
ONEOK Partners LP, 6.15%, 10/1/2016		557,000	642,306
Phillips 66, 144A, 2.95%, 5/1/2017		318,000	323,216
Reliance Holdings U.S.A., Inc., 144A, 4.5%, 10/19/2020		650,000	626,828
Weatherford International Ltd., 5.125%, 9/15/2020		700,000	744,708
Williams Partners LP, 4.0%, 11/15/2021		112,000	113,174

			3,688,736
Financials 9.2%
American Express Credit Corp., 2.8%, 9/19/2016		1,000,000	1,027,401
Bank of America Corp.:
5.75%, 12/1/2017		360,000	386,098
5.875%, 2/7/2042		320,000	318,275
Bank of New York Mellon Corp., 2.4%, 1/17/2017		675,000	690,977
Berkshire Hathaway, Inc., 1.9%, 1/31/2017		300,000	303,432
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016		145,000	151,322
Citigroup, Inc.:
4.5%, 1/14/2022		250,000	250,979
5.875%, 1/30/2042		990,000	1,025,776
CNA Financial Corp., 5.75%, 8/15/2021		598,000	637,247
Ford Motor Credit Co., LLC, 7.0%, 4/15/2015		925,000	1,010,432
General Electric Capital Corp., 2.9%, 1/9/2017		1,045,000	1,084,039
JPMorgan Chase & Co., 5.125%, 9/15/2014		600,000	642,949
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021		227,000	231,972
Nordea Bank AB, 144A, 4.875%, 5/13/2021		440,000	428,213
PNC Bank NA, 6.875%, 4/1/2018		200,000	237,483
PNC Funding Corp., 3.3%, 3/8/2022		595,000	588,626
Prudential Financial, Inc., 7.375%, 6/15/2019		120,000	148,334
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	185,582	6,328
SunTrust Banks, Inc., 3.6%, 4/15/2016		185,000	191,160
The Goldman Sachs Group, Inc., 6.0%, 6/15/2020		500,000	526,104
Toll Brothers Finance Corp., 8.91%, 10/15/2017		200,000	241,470

			10,128,617
Health Care 1.8%
Amgen, Inc., 5.15%, 11/15/2041		300,000	301,210
Express Scripts, Inc., 7.25%, 6/15/2019		720,000	889,490
Gilead Sciences, Inc., 4.4%, 12/1/2021		225,000	236,177
McKesson Corp., 4.75%, 3/1/2021		475,000	536,851

			1,963,728
Industrials 1.3%
Burlington Northern Santa Fe LLC, 3.45%, 9/15/2021		82,000	83,309
CSX Corp., 6.15%, 5/1/2037		400,000	464,490
Masco Corp., 6.125%, 10/3/2016		800,000	845,664

			1,393,463
Information Technology 1.9%
Applied Materials, Inc., 5.85%, 6/15/2041		500,000	574,766
Equinix, Inc., 7.0%, 7/15/2021		850,000	932,875
Hewlett-Packard Co., 3.3%, 12/9/2016		415,000	431,770
Xerox Corp., 2.95%, 3/15/2017		166,000	167,739

			2,107,150
Materials 2.3%
ArcelorMittal, 6.125%, 6/1/2018		500,000	525,353
Corporacion Nacional del Cobre - Codelco, REG S, 7.5%, 1/15/2019		600,000	751,196
Dow Chemical Co.:
4.25%, 11/15/2020		455,000	476,104
5.25%, 11/15/2041		100,000	103,292
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		460,000	441,792
Teck Resources Ltd., 3.0%, 3/1/2019		230,000	226,982

			2,524,719
Telecommunication Services 0.7%
AT&T, Inc., 3.875%, 8/15/2021		125,000	132,213
CenturyLink, Inc., 5.8%, 3/15/2022		667,000	651,332

			783,545
Utilities 0.6%
DTE Energy Co., 7.625%, 5/15/2014		152,000	171,031
Energy Future Competitive Holdings Co., 7.48%, 1/1/2017		24,284	21,818
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		367,000	409,229
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		100,000	115,750

			717,828

Total Corporate Bonds (Cost $32,865,839)			34,551,668
Mortgage-Backed Securities Pass-Throughs 29.3%
Federal Home Loan Mortgage Corp.:
3.5%, 8/1/2041 (c)		5,500,000	5,617,305
4.5%, 6/1/2041		2,434,259	2,577,367
5.481% *, 2/1/2038		322,824	351,222
5.5%, with various maturities from 10/1/2023 until 8/1/2024		261,531	288,982
6.5%, 3/1/2026		557,018	630,942
7.0%, 1/1/2038		83,907	95,289
Federal National Mortgage Association:
2.466% *, 8/1/2037		101,496	108,157
3.0%, 8/1/2026 (c)		5,725,000	5,926,269
4.0%, with various maturities from 5/1/2040 until 9/1/2040 (c)		9,633,453	10,106,723
5.0%, with various maturities from 2/1/2021 until 8/1/2040		2,616,143	2,833,023
5.267% *, 9/1/2038		94,406	100,286
5.366% *, 1/1/2038		345,812	368,506
5.5%, with various maturities from 12/1/2032 until 4/1/2037		1,777,661	1,943,115
6.0%, with various maturities from 4/1/2024 until 3/1/2025		568,189	633,694
6.5%, with various maturities from 3/1/2017 until 12/1/2037		656,851	732,647
8.0%, 9/1/2015		7,453	7,966

Total Mortgage-Backed Securities Pass-Throughs (Cost $31,855,473)			32,321,493
Asset-Backed 3.0%
Credit Card Receivables 1.0%
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.992% *, 8/15/2018		1,000,000	1,053,261
Student Loans 2.0%
Nelnet Student Loan Trust:
"A1", Series 2007-1, 0.501% *, 11/27/2018		877,118	870,172
"A4", Series 2006-1, 0.583% *, 11/23/2022		1,375,000	1,357,916

			2,228,088

Total Asset-Backed (Cost $3,270,702)			3,281,349
Commercial Mortgage-Backed Securities 6.1%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 1.992% *, 11/15/2015		1,134,611	1,060,869
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.905% *, 6/11/2040		140,000	159,495
Commercial Mortgage Pass-Through Certificates, "A4", Series 2007-C9, 6.006% *, 12/10/2049		1,600,000	1,836,072
Greenwich Capital Commercial Funding Corp., "A4", Series 2007-GG9, 5.444%, 3/10/2039		1,000,000	1,100,420
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2007-C1, 5.716%, 2/15/2051		475,000	525,423
"F", Series 2007-LD11, 6.003% *, 6/15/2049		650,000	81,835
"G", Series 2007-LD11, 144A, 6.003% *, 6/15/2049		760,000	73,036
"H", Series 2007-LD11, 144A, 6.003% *, 6/15/2049		460,000	11,454
LB-UBS Commercial Mortgage Trust:
"E", Series 2005-C2, 5.527% *, 4/15/2040		500,000	177,081
"A4", Series 2007-C6, 5.858%, 7/15/2040		915,000	1,034,841
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.032% *, 6/12/2050		590,000	634,788
Wachovia Bank Commercial Mortgage Trust, "H", Series 2007-C32, 144A, 5.927% *, 6/15/2049		770,000	27,720

Total Commercial Mortgage-Backed Securities (Cost $9,054,413)			6,723,034
Collateralized Mortgage Obligations 4.5%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036		541,501	445,116
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		152,140	93,182
Federal Home Loan Mortgage Corp., "PE", Series 2898, 5.0%, 5/15/2033		335,000	355,843
Federal National Mortgage Association:
''IO", Series 2010-143, Interest Only, 5.0%, 12/25/2025		4,071,384	524,753
"EG", Series 2005-22, 5.0%, 11/25/2033		750,000	801,932
"TC", Series 2007-77, 5.5%, 9/25/2034		370,000	391,116
Government National Mortgage Association:
"IU", Series 2010-164, Interest Only, 2.0%, 12/20/2013		2,373,678	54,745
"MI", Series 2010-85, Interest Only, 4.5%, 1/20/2036		1,713,137	187,962
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		2,751,163	353,513
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039		1,193,463	199,935
"EI", Series 2010-134, Interest Only, 4.5%, 11/20/2039		1,609,085	251,262
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		1,459,661	213,797
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		3,192,559	436,852
"IM", Series 2010-87, Interest Only, 4.75%, 3/20/2036		1,688,476	184,650
"IA", Series 2010-58, Interest Only, 5.0%, 3/20/2039		2,208,171	335,949
“KI”, Series 2010-130, Interest Only, 5.5%, 9/16/2040		357,394	67,318
MASTR Alternative Loans Trust, "8A1", Series 2004-3, 7.0%, 4/25/2034		10,853	10,898

Total Collateralized Mortgage Obligations (Cost $5,159,507)			4,908,823
Government & Agency Obligations 31.1%
Sovereign Bonds 7.2%
Eskom Holdings SOC Ltd., REG S, 5.75%, 1/26/2021		400,000	420,000
Republic of Argentina:
GDP Linked Note, 12/15/2035 (d)		410,000	47,660
8.28%, 12/31/2033		400,143	294,705
Republic of Belarus, 8.95%, 1/26/2018		250,000	225,250
Republic of Croatia, REG S, 6.75%, 11/5/2019		650,000	652,437
Republic of Egypt, 9.1%, 9/20/2012	EGP	230,000	37,752
Republic of El Salvador, REG S, 8.25%, 4/10/2032		40,000	43,560
Republic of Indonesia, REG S, 4.875%, 5/5/2021		800,000	867,000
Republic of Lithuania:
REG S, 5.125%, 9/14/2017		200,000	208,000
144A, 6.125%, 3/9/2021		225,000	240,750
Republic of Panama:
5.2%, 1/30/2020		425,000	487,263
7.125%, 1/29/2026		220,000	293,700
7.25%, 3/15/2015		80,000	92,640
Republic of Peru, 7.35%, 7/21/2025		1,000,000	1,366,000
Republic of Poland, 5.0%, 3/23/2022		200,000	210,804
Republic of Serbia:
REG S, 6.75%, 11/1/2024		446,333	442,986
REG S, 7.25%, 9/28/2021		300,000	316,500
Russian Federation, REG S, 5.0%, 4/29/2020		800,000	852,680
United Mexican States, 4.75%, 3/8/2044		910,000	891,800

			7,991,487
U.S. Treasury Obligations 23.9%
U.S. Treasury Bonds:
3.75%, 8/15/2041 (b)		1,400,000	1,513,532
4.75%, 2/15/2037		2,000,000	2,531,250
5.375%, 2/15/2031		1,000,000	1,345,000
7.125%, 2/15/2023 (b)		1,200,000	1,758,937
U.S. Treasury Inflation-Indexed Note, 0.625%, 7/15/2021		5,530,470	5,983,709
U.S. Treasury Notes:
0.5%, 10/15/2013 (b)		1,000,000	1,002,930
1.0%, 8/31/2016 (b)		10,600,000	10,645,548
1.5%, 7/31/2016		1,250,000	1,282,520
2.0%, 11/15/2021		250,000	246,113

			26,309,539

Total Government & Agency Obligations (Cost $33,323,235)			34,301,026
Loan Participations and Assignments 0.3%
Sovereign Loans
Gazprom OAO, 144A, 8.125%, 7/31/2014		205,000	226,636
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		100,000	113,299

Total Loan Participations and Assignments (Cost $303,038)			339,935
Municipal Bonds and Notes 6.7%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045 (f)		420,000	493,139
Gwinnett County, GA, Development Authority Revenue, Gwinnett Stadium Project, 6.4%, 1/1/2028 (f)		655,000	740,045
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013 (f)		260,000	259,984
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (f)		1,300,000	1,342,484
Los Angeles, CA, Community Development Agency Tax Allocation Revenue, Adelante Eastside Project, Series C, 6.49%, 9/1/2037, INS: Radian (f)		310,000	298,791
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain Systems, Build America Bonds, 6.25%, 5/15/2043 (f)		400,000	507,040
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043 (f)		400,000	472,380
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2013, INS: AGC (f)		860,000	925,386
Port Authority New York & New Jersey, One Hundred Fiftieth Series, 4.75%, 9/15/2016 (f)		930,000	1,050,007
Rhode Island, Convention Center Authority Revenue, Civic Center, Series A, 6.06%, 5/15/2035, INS: AGMC (f)		515,000	557,405
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013, INS: AGMC (f)		465,000	471,208
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Series A, 5.0%, 11/1/2036		285,000	305,691

Total Municipal Bonds and Notes (Cost $6,789,247)			7,423,560

Short-Term U.S. Treasury Obligation 1.0%
U.S. Treasury Bill, 0.13% **, 9/6/2012 (e) (Cost $1,132,354)		1,133,000	1,132,382

	Shares	Value ($)
Securities Lending Collateral 10.2%
Daily Assets Fund Institutional, 0.27% (g) (h) (Cost $11,268,238)	11,268,238	11,268,238
Cash Equivalents 3.5%
Central Cash Management Fund, 0.11% (g) (Cost $3,821,866)	3,821,866	3,821,866

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $138,843,912) †	127.0	140,073,374
Other Assets and Liabilities, Net	(27.0)	(29,778,888)

Net Assets	100.0	110,294,486

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2012.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $138,843,912.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $1,229,462.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,439,329 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,209,867.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan . The value of all securities loaned at March 31, 2012 amounted to $10,982,978, which is 10.0% of net assets.
(c)	When-issued or delayed delivery security included.
(d)
Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(e)	At March 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Taxable issue.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
GDP: Gross Domestic Product
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Radian: Radian Asset Assurance, Inc.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	CAD	6/20/2012	46	6,052,013	(3,741)

At March 31, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year U.S. Treasury Note	USD	6/20/2012	205	26,544,297	189,704
Euro Currency	USD	6/18/2012	7	1,167,163	591
Federal Republic of Germany Euro-Bund	EUR	6/7/2012	22	4,063,489	(5,616)
Ultra Long U.S. Treasury Bond	USD	6/20/2012	14	2,113,563	(9,653)
Total net unrealized appreciation					175,026

At March 31, 2012, open credit default swap contracts purchased were as follows:

Effective/ Expiration Date	Notional Amount ($)(i)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

3/20/2012 6/20/2017	5,500,000	1	5.00%	Markit CDX.NA.HY Index	157,005	140,938	16,067
3/20/2012 6/20/2017	10,800,000	1	1.00%	Markit CDX.NA.IG Index	(47,341)	(51,002)	3,661
Total unrealized appreciation	19,728

(i)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced entity or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced entity.

Counterparty
1	Citigroup, Inc.

As of March 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	2,283,850	CNY	14,000,000	4/19/2012	(61,592)	HSBC Bank U.S.A.
RUB	800,000	USD	25,011	4/19/2012	(2,194)	JPMorgan Chase Securities, Inc.
CNY	14,000,000	USD	2,216,946	4/19/2012	(5,312)	HSBC Bank U.S.A.
Total unrealized depreciation					(69,098)

Currency Abbreviations

CAD	Canadian Dollar
CNY	Chinese Yuan
EGP	Egyptian Pound
EUR	Euro
RUB	Russian Ruble
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(j)
Corporate Bonds	$—	$34,551,668	$—	$34,551,668
Mortgage-Backed Securities Pass-Throughs	—	32,321,493	—	32,321,493
Asset-Backed	—	3,281,349	—	3,281,349
Commercial Mortgage-Backed Securities	—	6,723,034	—	6,723,034
Collateralized Mortgage Obligations	—	4,908,823	—	4,908,823
Government & Agency Obligations	—	34,301,026	—	34,301,026
Loan Participations and Assignments	—	339,935	—	339,935
Municipal Bonds and Notes	—	7,423,560	—	7,423,560
Short-Term U.S. Treasury Obligation	—	1,132,382	—	1,132,382
Short-Term Investments(j)	15,090,104	—	—	15,090,104
Derivatives(k)	190,295	19,728	—	210,023
Total	$15,280,399	$125,002,998	$—	$140,283,397
Liabilities
Derivatives(k)	$(19,010)	$(69,098)	$—	$(88,108)
Total	$(19,010)	$(69,098)	$—	$(88,108)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts and credit default swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$ —	$ 19,728	$ —
Foreign Exchange Contracts	$ 591	$ —	$ (69,098)
Interest Rate Contracts	$ 170,694	$ —	$ —

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS Capital Growth VIP

	Shares	Value ($)
Common Stocks 98.4%
Consumer Discretionary 13.5%
Auto Components 1.0%
BorgWarner, Inc.* (a)	88,194	7,438,282
Hotels, Restaurants & Leisure 3.1%
McDonald's Corp.	87,488	8,582,573
Starwood Hotels & Resorts Worldwide, Inc. (a)	188,212	10,617,039
Wynn Resorts Ltd.	42,361	5,290,042

		24,489,654
Media 0.9%
News Corp. "A"	372,433	7,333,206
Multiline Retail 0.8%
Dollar General Corp.*	127,002	5,867,492
Specialty Retail 4.4%
Bed Bath & Beyond, Inc.* (a)	125,793	8,273,406
Dick's Sporting Goods, Inc. (a)	178,862	8,599,685
GNC Holdings, Inc. "A"	26,968	940,913
Limited Brands, Inc. (a)	242,980	11,663,040
Sally Beauty Holdings, Inc.*	193,885	4,808,348

		34,285,392
Textiles, Apparel & Luxury Goods 3.3%
Coach, Inc.	113,696	8,786,427
NIKE, Inc. "B"	156,879	17,011,959

		25,798,386
Consumer Staples 8.8%
Beverages 1.9%
PepsiCo, Inc. (a)	228,208	15,141,601
Food & Staples Retailing 5.4%
Costco Wholesale Corp.	211,341	19,189,763
Wal-Mart Stores, Inc. (a)	111,330	6,813,396
Whole Foods Market, Inc.	189,946	15,803,507

		41,806,666
Food Products 1.5%
Kraft Foods, Inc. "A"	314,720	11,962,507
Energy 10.3%
Energy Equipment & Services 3.0%
National Oilwell Varco, Inc. (a)	87,507	6,954,181
Oil States International, Inc.* (a)	57,737	4,506,950
Schlumberger Ltd. (a)	167,280	11,697,891

		23,159,022
Oil, Gas & Consumable Fuels 7.3%
Anadarko Petroleum Corp.	166,242	13,023,398
Concho Resources, Inc.*	36,055	3,680,494
EOG Resources, Inc.	101,667	11,295,204
Exxon Mobil Corp.	171,464	14,871,073
Occidental Petroleum Corp.	97,065	9,243,500
Plains Exploration & Production Co.* (a)	116,459	4,966,976

		57,080,645
Financials 4.9%
Capital Markets 2.3%
Ameriprise Financial, Inc.	76,372	4,363,133
T. Rowe Price Group, Inc. (a)	202,771	13,240,946

		17,604,079
Consumer Finance 1.2%
Discover Financial Services	288,755	9,627,092
Real Estate Investment Trusts 1.4%
American Tower Corp. (REIT)	168,362	10,610,173
Health Care 11.1%
Biotechnology 4.5%
Celgene Corp.* (a)	260,969	20,230,317
Cepheid, Inc.* (a)	44,381	1,856,457
Gilead Sciences, Inc.*	224,258	10,955,003
Vertex Pharmaceuticals, Inc.* (a)	49,991	2,050,131

		35,091,908
Health Care Equipment & Supplies 2.2%
CareFusion Corp.*	262,746	6,813,004
Edwards Lifesciences Corp.*	31,587	2,297,323
St. Jude Medical, Inc. (a)	172,966	7,664,123

		16,774,450
Health Care Providers & Services 3.5%
Express Scripts, Inc.* (a)	280,145	15,178,256
McKesson Corp.	139,928	12,281,480

		27,459,736
Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc.	120,481	6,792,719
Industrials 12.1%
Aerospace & Defense 1.0%
TransDigm Group, Inc.*	66,995	7,755,341
Commercial Services & Supplies 0.7%
Stericycle, Inc.* (a)	65,280	5,460,019
Electrical Equipment 3.0%
AMETEK, Inc.	209,096	10,143,247
Regal-Beloit Corp. (a)	58,170	3,813,043
Roper Industries, Inc. (a)	93,847	9,305,869

		23,262,159
Industrial Conglomerates 2.0%
General Electric Co.	787,375	15,802,616
Machinery 4.2%
Dover Corp. (a)	131,123	8,252,882
Navistar International Corp.*	127,883	5,172,867
Parker Hannifin Corp. (a)	146,026	12,346,498
SPX Corp.	83,265	6,455,536

		32,227,783
Road & Rail 1.2%
Norfolk Southern Corp.	144,610	9,519,677
Information Technology 33.6%
Communications Equipment 4.1%
QUALCOMM, Inc.	473,794	32,227,468
Computers & Peripherals 14.0%
Apple, Inc.* (a)	140,914	84,473,716
EMC Corp.* (a)	817,259	24,419,699

		108,893,415
Internet Software & Services 2.3%
Google, Inc. "A"*	27,837	17,850,198
IT Services 4.7%
Accenture PLC "A" (a)	254,715	16,429,117
International Business Machines Corp.	69,540	14,509,521
VeriFone Systems, Inc.* (a)	111,054	5,760,371

		36,699,009
Semiconductors & Semiconductor Equipment 2.2%
Skyworks Solutions, Inc.* (a)	308,529	8,530,827
Teradyne, Inc.* (a)	107,228	1,811,081
Texas Instruments, Inc.	194,287	6,529,986

		16,871,894
Software 6.3%
Check Point Software Technologies Ltd.* (a)	135,704	8,663,343
Microsoft Corp. (a)	596,226	19,228,288
Oracle Corp.	634,966	18,515,609
Solera Holdings, Inc.	68,393	3,138,555

		49,545,795
Materials 3.6%
Chemicals 1.7%
Ecolab, Inc. (a)	151,969	9,379,527
The Mosaic Co.	79,370	4,388,367

		13,767,894
Metals & Mining 1.9%
Freeport-McMoRan Copper & Gold, Inc.	282,257	10,737,056
Walter Energy, Inc.	66,231	3,921,538

		14,658,594
Utilities 0.5%
Water Utilities
American Water Works Co., Inc.	108,315	3,685,959

Total Common Stocks (Cost $489,525,965)		766,550,831
Securities Lending Collateral 25.2%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $196,446,244)	196,446,244	196,446,244
Cash Equivalents 1.7%
Central Cash Management Fund, 0.11% (b) (Cost $12,629,695)	12,629,695	12,629,695

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $698,601,904) †	125.3	975,626,770
Other Assets and Liabilities, Net	(25.3)	(196,727,341)

Net Assets	100.0	778,899,429

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $702,170,438.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $273,456,332.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $283,730,200 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,273,868.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2012 amounted to $192,647,488, which is 24.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$766,550,831	$—	$—	$766,550,831
Short-Term Investments(d)	209,075,939	—	—	209,075,939
Total	$975,626,770	$—	$—	$975,626,770

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS Global Small Cap Growth VIP

	Shares	Value ($)
Common Stocks 100.0%
Australia 0.5%
Austal Ltd. (Cost $606,215)	317,365	614,816
Austria 1.0%
Andritz AG (a) (Cost $1,240,572)	14,123	1,381,661
Bermuda 1.1%
Energy XXI (Bermuda) Ltd.*	19,903	718,697
Lazard Ltd. "A" (b)	26,900	768,264

(Cost $1,282,695)		1,486,961
Brazil 1.0%
Fleury SA (Cost $1,245,600)	106,204	1,402,129
Canada 1.8%
Americas Petrogas, Inc.*	177,657	634,076
Fortress Paper Ltd. "A"*	19,654	565,118
SunOpta, Inc.*	230,568	1,263,512

(Cost $3,224,029)		2,462,706
Channel Islands 0.7%
Randgold Resources Ltd. (ADR) (Cost $683,527)	11,161	981,945
China 2.0%
Charm Communications, Inc. (ADR)	108,791	998,701
Minth Group Ltd.	1,441,534	1,664,327

(Cost $1,883,936)		2,663,028
Cyprus 0.6%
ProSafe SE (Cost $633,153)	98,692	785,898
France 1.6%
Flamel Technologies SA (ADR)*	167,113	857,290
JC Decaux SA*	42,630	1,304,180

(Cost $3,204,148)		2,161,470
Germany 5.0%
Fresenius Medical Care AG & Co. KGaA	38,200	2,705,760
M.A.X. Automation AG	222,741	1,288,684
Rational AG	5,710	1,335,793
United Internet AG (Registered)	74,289	1,399,929

(Cost $2,106,753)		6,730,166
Gibraltar 0.4%
Bwin.Party Digital Entertainment PLC (Cost $874,189)	211,754	524,740
Hong Kong 3.0%
K Wah International Holdings Ltd.	3,998,674	1,461,905
REXLot Holdings Ltd.	21,156,155	1,879,144
SOCAM Development Ltd.	605,852	648,380

(Cost $3,298,411)		3,989,429
Ireland 4.1%
C&C Group PLC (c)	185,737	956,939
C&C Group PLC (c)	131,699	675,975
Paddy Power PLC	34,536	2,176,063
Ryanair Holdings PLC* (c)	2,200	13,139
Ryanair Holdings PLC* (c)	295,488	1,765,548

(Cost $2,766,272)		5,587,664
Israel 0.6%
EZchip Semiconductor Ltd.* (b) (Cost $631,763)	19,000	823,270
Italy 0.6%
Prysmian SpA (Cost $804,122)	44,705	785,436
Japan 7.2%
Hajime Construction Co., Ltd.	39,704	1,055,482
JFE Shoji Holdings, Inc.	215,014	1,122,219
Kato Sangyo Co., Ltd.	38,582	765,467
MISUMI Group, Inc.	51,653	1,259,583
Nippon Seiki Co., Ltd.	104,513	1,316,763
OSG Corp. (a)	59,524	903,850
Sanrio Co., Ltd.	15,711	613,143
Sumikin Bussan Corp.	422,428	1,147,037
United Arrows Ltd.	40,656	853,581
Yamato Kogyo Co., Ltd.	21,754	637,054

(Cost $9,441,961)		9,674,179
Korea 0.9%
DGB Financial Group, Inc. (Cost $1,341,588)	90,435	1,186,126
Luxembourg 0.8%
L'Occitane International SA (Cost $979,854)	453,341	1,078,470
Malaysia 0.7%
Hartalega Holdings Bhd. (Cost $617,783)	352,274	914,462
Netherlands 4.8%
Brunel International NV	23,644	1,041,699
Chicago Bridge & Iron Co. NV (d)	45,874	1,981,298
Koninklijke Vopak NV	29,598	1,704,729
SBM Offshore NV	87,612	1,789,216

(Cost $2,815,335)		6,516,942
Philippines 0.6%
Alliance Global Group, Inc. (Cost $679,025)	2,697,602	791,239
Singapore 2.5%
Amtek Engineering Ltd.	1,482,234	842,871
Lian Beng Group Ltd.	1,733,545	593,428
UOB-Kay Hian Holdings Ltd.	578,390	777,524
Yongnam Holdings Ltd.	5,575,193	1,130,952

(Cost $3,815,259)		3,344,775
Switzerland 2.0%
Dufry AG (Registered)*	8,606	1,124,223
Partners Group Holding AG	8,213	1,602,303

(Cost $1,505,093)		2,726,526
United Arab Emirates 0.8%
Lamprell PLC (Cost $627,733)	208,742	1,144,702
United Kingdom 10.1%
Aegis Group PLC	248,771	734,887
ARM Holdings PLC	145,317	1,371,749
Ashmore Group PLC	300,575	1,767,286
Babcock International Group PLC	171,120	2,179,109
Burberry Group PLC	50,916	1,218,322
Domino's Pizza UK & IRL PLC	173,852	1,201,234
Hargreaves Lansdown PLC	66,976	522,029
IG Group Holdings PLC	150,274	1,082,784
John Wood Group PLC	90,352	1,037,721
Rotork PLC	45,773	1,499,915
Serco Group PLC	113,536	984,732

(Cost $7,689,989)		13,599,768
United States 45.6%
Accuray, Inc.*	103,989	734,162
Advance Auto Parts, Inc.	17,884	1,583,986
Aecom Technology Corp.*	35,717	798,989
Aeropostale, Inc.*	53,258	1,151,438
Affiliated Managers Group, Inc.*	9,854	1,101,776
Altra Holdings, Inc.*	49,452	949,478
Ancestry.com, Inc.*	28,869	656,481
Applied Industrial Technologies, Inc.	16,377	673,586
Approach Resources, Inc.*	25,521	943,001
BE Aerospace, Inc.*	41,384	1,923,115
BorgWarner, Inc.*	15,623	1,317,644
Cardtronics, Inc.*	70,944	1,862,280
Centene Corp.*	46,914	2,297,379
Cognex Corp.	31,723	1,343,786
CONMED Corp.	29,715	887,587
Deckers Outdoor Corp.*	21,867	1,378,714
Dresser-Rand Group, Inc.*	27,393	1,270,761
FSI International, Inc.*	177,532	868,132
Green Mountain Coffee Roasters, Inc.*	9,280	434,675
Guess?, Inc.	30,700	959,375
Harris Corp.	23,156	1,043,873
Haynes International, Inc.	11,238	711,927
Incyte Corp. Ltd.*	39,736	766,905
Jarden Corp.	32,704	1,315,682
Jefferies Group, Inc.	56,400	1,062,576
Joy Global, Inc.	9,018	662,823
Life Technologies Corp.*	12,529	611,666
Manitowoc Co., Inc.	53,619	743,159
Metropolitan Health Networks, Inc.*	96,709	906,163
MICROS Systems, Inc.*	8,898	491,970
Molina Healthcare, Inc.*	40,781	1,371,465
NIC, Inc.	68,183	827,060
NxStage Medical, Inc.*	65,965	1,271,146
Oil States International, Inc.*	16,188	1,263,635
Pacira Pharmaceuticals, Inc.*	158,317	1,826,978
Par Pharmaceutical Companies, Inc.*	27,966	1,083,123
Polycom, Inc.*	25,876	493,455
Prosperity Bancshares, Inc.	28,851	1,321,376
Rockwood Holdings, Inc.*	12,506	652,188
Rosetta Resources, Inc.*	14,171	690,978
Rovi Corp.*	22,959	747,316
Sauer-Danfoss, Inc.	13,844	650,668
Schweitzer-Mauduit International, Inc.	24,006	1,657,854
Stericycle, Inc.*	12,271	1,026,347
SXC Health Solutions Corp.*	16,148	1,210,454
Sycamore Networks, Inc.*	37,933	672,931
Tenneco, Inc.*	22,582	838,921
Thoratec Corp.*	56,361	1,899,929
TiVo, Inc.*	72,127	864,803
TreeHouse Foods, Inc.*	20,019	1,191,131
Universal American Corp.	13,997	150,888
Urban Outfitters, Inc.*	41,483	1,207,570
VeriFone Systems, Inc.*	20,277	1,051,768
VIVUS, Inc.*	34,087	762,185
Volcano Corp.*	24,722	700,869
WABCO Holdings, Inc.*	24,269	1,467,789
Waddell & Reed Financial, Inc. "A"	26,407	855,851
WellCare Health Plans, Inc.*	18,205	1,308,575
Zions Bancorp.	43,060	924,068

(Cost $43,866,521)		61,444,410

Total Common Stocks (Cost $97,865,526)		134,802,918
Warrants 0.0%
Hong Kong
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012* (Cost $0)	39,014	588
Securities Lending Collateral 1.8%
Daily Assets Fund Institutional, 0.27% (e) (f) (Cost $2,367,680)	2,367,680	2,367,680
Cash Equivalents 0.0%
Central Cash Management Fund, 0.11% (e) (Cost $46,488)	46,488	46,488

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $100,279,694) †	101.8	137,217,674
Other Assets and Liabilities, Net	(1.8)	(2,425,437)

Net Assets	100.0	134,792,237

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $100,615,970.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $36,601,704. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $42,927,270  and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,325,566.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2012 amounted to $2,254,220, which is 1.7% of net assets.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Listed on the New York Stock Exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At March 31, 2012 the DWS Global Small Cap Growth VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Warrants
Industrials	33,912,072	25.1%
Consumer Discretionary	27,496,590	20.4%
Health Care	23,669,115	17.6%
Information Technology	14,519,391	10.8%
Financials	14,433,868	10.7%
Energy	10,278,685	7.6%
Consumer Staples	5,287,699	3.9%
Materials	5,206,086	3.9%
Total	134,803,506	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks & Warrants
Australia	$—	$614,816	$—	$614,816
Austria	—	1,381,661	—	1,381,661
Bermuda	1,486,961	—	—	1,486,961
Brazil	1,402,129	—	—	1,402,129
Canada	2,462,706	—	—	2,462,706
Channel Islands	981,945	—	—	981,945
China	998,701	1,664,327	—	2,663,028
Cyprus	—	785,898	—	785,898
France	857,290	1,304,180	—	2,161,470
Germany	—	6,730,166	—	6,730,166
Gibraltar	—	524,740	—	524,740
Hong Kong	—	3,990,017	—	3,990,017
Ireland	—	5,587,664	—	5,587,664
Israel	823,270	—	—	823,270
Italy	—	785,436	—	785,436
Japan	—	8,551,960	1,122,219	9,674,179
Korea	—	1,186,126	—	1,186,126
Luxembourg	—	1,078,470	—	1,078,470
Malaysia	—	914,462	—	914,462
Netherlands	1,981,298	4,535,644	—	6,516,942
Philippines	—	791,239	—	791,239
Singapore	—	3,344,775	—	3,344,775
Switzerland	—	2,726,526	—	2,726,526
United Arab Emirates	—	1,144,702	—	1,144,702
United Kingdom	—	13,599,768	—	13,599,768
United States	61,444,410	—	—	61,444,410
Short-Term Investments(g)	2,414,168	—	—	2,414,168
Total	$74,852,878	$61,242,577	$1,122,219	$137,217,674

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.

(g)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stocks and/or Other Equity Investments
	Japan
Balance as of December 31, 2011	$—
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	226,568
Amortization premium/discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	895,651	(h)
Transfers (out) of Level 3	—
Balance as of March 31, 2012	$1,122,219
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2012	$226,568

Transfers between price levels are recognized at the beginning of the reporting period.

(h)	The investment was transferred from Level 2 to Level 3 as a result of the investment being delisted from a securities exchange.

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS Growth & Income VIP
(Effective May 1, 2012, the Fund was renamed DWS Core Equity VIP)

	Shares	Value ($)
Common Stocks 99.3%
Consumer Discretionary 11.5%
Auto Components 0.2%
Dana Holding Corp. (a)	7,000	108,500
TRW Automotive Holdings Corp.*	2,800	130,060

		238,560
Automobiles 1.5%
General Motors Co.*	54,000	1,385,100
Diversified Consumer Services 0.1%
Coinstar, Inc.*	2,200	139,810
Hotels, Restaurants & Leisure 1.0%
Chipotle Mexican Grill, Inc.*	400	167,200
Melco Crown Entertainment Ltd. (ADR)*	3,800	51,718
Starbucks Corp.	13,900	776,871

		995,789
Household Durables 1.1%
Garmin Ltd. (a)	7,400	347,430
Sony Corp. (ADR)	3,300	68,541
Whirlpool Corp. (a)	8,200	630,252

		1,046,223
Media 2.5%
CBS Corp. "B"	44,900	1,522,559
Comcast Corp. "A"	3,500	105,035
Interpublic Group of Companies, Inc.	11,500	131,215
Omnicom Group, Inc.	7,300	369,745
Time Warner Cable, Inc.	2,700	220,050

		2,348,604
Multiline Retail 2.4%
Dillard's, Inc. "A" (a)	12,107	762,983
Macy's, Inc.	38,000	1,509,740

		2,272,723
Specialty Retail 2.3%
Aaron's, Inc.	9,700	251,230
AutoNation, Inc.*	2,600	89,206
Best Buy Co., Inc. (a)	39,700	940,096
Foot Locker, Inc.	3,100	96,255
GameStop Corp. "A" (a)	18,300	399,672
RadioShack Corp. (a)	14,100	87,702
TJX Companies, Inc.	9,200	365,332

		2,229,493
Textiles, Apparel & Luxury Goods 0.4%
Michael Kors Holdings Ltd.*	2,300	107,157
VF Corp.	1,800	262,764

		369,921
Consumer Staples 9.9%
Beverages 0.3%
Anheuser-Busch InBev NV (ADR)	2,700	196,344
Dr. Pepper Snapple Group, Inc.	2,400	96,504

		292,848
Food & Staples Retailing 3.3%
Costco Wholesale Corp.	2,900	263,320
CVS Caremark Corp.	32,800	1,469,440
Kroger Co.	29,500	714,785
Safeway, Inc. (a)	30,800	622,468
Whole Foods Market, Inc.	1,100	91,520

		3,161,533
Food Products 2.3%
Bunge Ltd.	5,900	403,796
Kraft Foods, Inc. "A"	19,300	733,593
Smithfield Foods, Inc.*	13,800	304,014
Tyson Foods, Inc. "A"	31,600	605,140
Unilever NV	3,600	122,508

		2,169,051
Household Products 0.1%
Church & Dwight Co., Inc.	2,600	127,894
Personal Products 0.7%
Herbalife Ltd.	7,400	509,268
Nu Skin Enterprises, Inc. "A"	2,700	156,357

		665,625
Tobacco 3.2%
Altria Group, Inc.	16,400	506,268
Lorillard, Inc.	3,900	504,972
Philip Morris International, Inc.	23,200	2,055,752

		3,066,992
Energy 11.5%
Energy Equipment & Services 0.4%
National Oilwell Varco, Inc.	5,100	405,297
Oil, Gas & Consumable Fuels 11.1%
Apache Corp. (a)	8,800	883,872
BP PLC (ADR)	7,600	342,000
Chevron Corp. (a)	13,800	1,479,912
ConocoPhillips	19,400	1,474,594
CVR Energy, Inc.*	12,800	342,400
Denbury Resources, Inc.*	9,600	175,008
HollyFrontier Corp.	17,600	565,840
Marathon Oil Corp.	31,200	989,040
Marathon Petroleum Corp.	16,800	728,448
Murphy Oil Corp.	5,000	281,350
Statoil ASA (ADR)	7,900	214,169
Tesoro Corp.* (a)	38,000	1,019,920
Total SA (ADR)	7,700	393,624
Valero Energy Corp.	45,400	1,169,958
W&T Offshore, Inc. (a)	3,600	75,888
Western Refining, Inc. (a)	21,600	406,512

		10,542,535
Financials 17.2%
Capital Markets 1.3%
Invesco Ltd.	9,900	264,033
Northern Trust Corp.	2,600	123,370
State Street Corp.	12,800	582,400
T. Rowe Price Group, Inc.	4,200	274,260

		1,244,063
Commercial Banks 4.4%
HSBC Holdings PLC (ADR)	5,800	257,462
KeyCorp	83,200	707,200
Regions Financial Corp.	134,200	884,378
Royal Bank of Canada	3,400	197,370
SunTrust Banks, Inc.	38,200	923,294
Susquehanna Bancshares, Inc.	4,300	42,484
Toronto-Dominion Bank	1,600	135,920
Zions Bancorp. (a)	48,500	1,040,810

		4,188,918
Consumer Finance 3.2%
American Express Co.	11,800	682,748
Capital One Financial Corp.	19,700	1,098,078
Discover Financial Services	39,300	1,310,262

		3,091,088
Diversified Financial Services 3.0%
IntercontinentalExchange, Inc.*	3,500	480,970
JPMorgan Chase & Co.	48,500	2,230,030
The NASDAQ OMX Group, Inc.*	5,700	147,630

		2,858,630
Insurance 4.4%
ACE Ltd.	14,600	1,068,720
Aflac, Inc.	17,500	804,825
Allied World Assurance Co. Holdings AG	2,800	192,276
Allstate Corp.	7,500	246,900
American International Group, Inc.*	25,300	779,999
Assured Guaranty Ltd.	8,700	143,724
Lincoln National Corp.	4,900	129,164
MetLife, Inc.	7,500	280,125
Old Republic International Corp.	5,700	60,135
Protective Life Corp.	3,700	109,594
Prudential Financial, Inc.	3,600	228,204
The Travelers Companies, Inc.	3,300	195,360

		4,239,026
Real Estate Investment Trusts 0.9%
American Capital Agency Corp. (REIT)	9,500	280,630
CBL & Associates Properties, Inc. (REIT)	3,600	68,112
Taubman Centers, Inc. (REIT)	4,000	291,800
Ventas, Inc. (REIT)	3,000	171,300

		811,842
Health Care 14.3%
Biotechnology 0.9%
Alexion Pharmaceuticals, Inc.*	700	65,002
Amgen, Inc.	4,200	285,558
Biogen Idec, Inc.*	700	88,179
Celgene Corp.*	2,500	193,800
Cubist Pharmaceuticals, Inc.*	2,100	90,825
United Therapeutics Corp.*	1,900	89,547

		812,911
Health Care Providers & Services 6.9%
Aetna, Inc.	34,600	1,735,536
Humana, Inc.	17,400	1,609,152
McKesson Corp.	600	52,662
UnitedHealth Group, Inc. (a)	20,900	1,231,846
WellCare Health Plans, Inc.*	6,700	481,596
WellPoint, Inc. (a)	19,900	1,468,620

		6,579,412
Pharmaceuticals 6.5%
Abbott Laboratories	1,200	73,548
AstraZeneca PLC (ADR) (a)	11,000	489,390
Bristol-Myers Squibb Co.	28,400	958,500
Eli Lilly & Co.	36,200	1,457,774
Forest Laboratories, Inc.*	17,500	607,075
Merck & Co., Inc.	14,900	572,160
Mylan, Inc.*	6,300	147,735
Par Pharmaceutical Companies, Inc.*	4,000	154,920
Pfizer, Inc.	74,700	1,692,702
Watson Pharmaceuticals, Inc.*	1,100	73,766

		6,227,570
Industrials 9.0%
Aerospace & Defense 3.0%
General Dynamics Corp.	8,300	609,054
Honeywell International, Inc.	3,200	195,360
L-3 Communications Holdings, Inc.	2,300	162,771
Lockheed Martin Corp.	3,500	314,510
Northrop Grumman Corp.	21,500	1,313,220
Raytheon Co.	4,900	258,622

		2,853,537
Airlines 0.7%
Alaska Air Group, Inc.*	6,400	229,248
Delta Air Lines, Inc.*	9,700	96,127
U.S. Airways Group, Inc.*	8,600	65,274
United Continental Holdings, Inc.*	14,500	311,750

		702,399
Commercial Services & Supplies 0.1%
R.R. Donnelley & Sons Co. (a)	9,100	112,749
Construction & Engineering 0.7%
Chicago Bridge & Iron Co. NV	2,900	125,251
EMCOR Group, Inc.	4,000	110,880
Fluor Corp.	3,500	210,140
URS Corp.	4,100	174,332

		620,603
Industrial Conglomerates 1.1%
Tyco International Ltd.	17,800	1,000,004
Machinery 2.3%
AGCO Corp.*	12,300	580,683
Caterpillar, Inc.	3,700	394,124
Cummins, Inc.	2,600	312,104
Deere & Co.	800	64,720
Eaton Corp.	7,800	388,674
Parker Hannifin Corp.	1,000	84,550
Terex Corp.*	12,000	270,000
Timken Co.	1,900	96,406

		2,191,261
Road & Rail 0.4%
Ryder System, Inc.	7,300	385,440
Trading Companies & Distributors 0.7%
W.W. Grainger, Inc.	3,300	708,873
Information Technology 20.4%
Communications Equipment 0.8%
Cisco Systems, Inc.	32,600	689,490
Polycom, Inc.*	5,800	110,606

		800,096
Computers & Peripherals 6.7%
Apple, Inc.*	3,200	1,918,304
Dell, Inc.*	106,700	1,771,220
Hewlett-Packard Co.	6,500	154,895
Lexmark International, Inc. "A"	11,100	368,964
Seagate Technology PLC	25,300	681,835
Western Digital Corp.*	34,900	1,444,511

		6,339,729
Electronic Equipment, Instruments & Components 1.3%
Arrow Electronics, Inc.*	6,700	281,199
Avnet, Inc.*	6,200	225,618
Flextronics International Ltd.*	7,800	56,394
Tech Data Corp.* (a)	5,300	287,578
Vishay Intertechnology, Inc.* (a)	30,600	372,096

		1,222,885
Internet Software & Services 1.7%
AOL, Inc.* (a)	11,700	221,949
eBay, Inc.*	16,000	590,240
IAC/InterActiveCorp. (a)	17,200	844,348

		1,656,537
IT Services 3.7%
Automatic Data Processing, Inc.	1,600	88,304
Computer Sciences Corp.	13,524	404,909
Fidelity National Information Services, Inc.	3,500	115,920
Fiserv, Inc.*	6,500	451,035
International Business Machines Corp.	6,000	1,251,900
MasterCard, Inc. "A"	1,900	799,026
Teradata Corp.*	1,700	115,855
Total System Services, Inc.	6,300	145,341
Visa, Inc. "A"	1,500	177,000

		3,549,290
Semiconductors & Semiconductor Equipment 3.5%
Applied Materials, Inc.	64,900	807,356
GT Advanced Technologies, Inc.* (a)	25,000	206,750
Intel Corp.	26,100	733,671
KLA-Tencor Corp.	7,200	391,824
Kulicke & Soffa Industries, Inc.*	12,600	156,618
LSI Corp.*	9,800	85,064
Micron Technology, Inc.*	74,494	603,401
OmniVision Technologies, Inc.*	13,700	274,000
Teradyne, Inc.*	5,900	99,651

		3,358,335
Software 2.7%
Activision Blizzard, Inc. (a)	60,500	775,610
ANSYS, Inc.*	2,000	130,040
BMC Software, Inc.*	2,100	84,336
CA, Inc.	5,900	162,604
Microsoft Corp.	34,800	1,122,300
Oracle Corp.	6,000	174,960
Zynga, Inc. "A"* (a)	9,100	119,665

		2,569,515
Materials 3.6%
Chemicals 1.9%
CF Industries Holdings, Inc.	5,100	931,515
Eastman Chemical Co.	3,700	191,253
LyondellBasell Industries NV "A"	13,500	589,275
OM Group, Inc.*	3,300	90,783

		1,802,826
Construction Materials 0.1%
Cemex SAB de CV (ADR)	8,216	63,756
Metals & Mining 0.9%
BHP Billiton PLC (ADR)	8,200	503,316
Freeport-McMoRan Copper & Gold, Inc.	9,200	349,968
Ternium SA (ADR)	1,800	42,624

		895,908
Paper & Forest Products 0.7%
Domtar Corp.	7,300	696,274
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.1%
Verizon Communications, Inc.	3,400	129,982
Wireless Telecommunication Services 0.7%
China Mobile Ltd. (ADR)	11,100	611,388
Utilities 1.1%
Electric Utilities 0.2%
Exelon Corp.	3,600	141,156
Pinnacle West Capital Corp.	1,300	62,270

		203,426
Independent Power Producers & Energy Traders 0.2%
NRG Energy, Inc.*	8,441	132,271
Multi-Utilities 0.7%
Ameren Corp.	14,200	462,636
DTE Energy Co.	3,900	214,617

		677,253

Total Common Stocks (Cost $80,743,589)		94,795,795
Securities Lending Collateral 9.3%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $8,854,092)	8,854,092	8,854,092
Cash Equivalents 0.6%
Central Cash Management Fund, 0.11% (b) (Cost $575,867)	575,867	575,867

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $90,173,548) †	109.2	104,225,754
Other Assets and Liabilities, Net	(9.2)	(8,770,805)

Net Assets	100.0	95,454,949

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $91,174,200.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $13,051,554. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,522,954 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,471,400.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2012 amounted to $8,642,709, which is 9.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At March 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	6/15/2012	9	631,463	11,744

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$94,795,795	$—	$—	$94,795,795
Short-Term Investments(d)	9,429,959	—	—	9,429,959
Derivatives(e)	11,744	—	—	11,744
Total	$104,237,498	$—	$—	$104,237,498

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$11,744

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS International VIP

	Shares	Value ($)
Common Stocks 95.4%
Australia 8.9%
Australia & New Zealand Banking Group Ltd.	94,000	2,265,725
BHP Billiton Ltd.	78,500	2,839,039
National Australia Bank Ltd.	402,207	10,253,632
Newcrest Mining Ltd.	102,592	3,157,037
Wesfarmers Ltd.	38,691	1,203,550
Westpac Banking Corp.	47,000	1,066,199

(Cost $21,978,396)		20,785,182
Denmark 0.5%
Carlsberg AS "B" (a) (Cost $1,117,662)	14,339	1,186,972
Finland 2.7%
Fortum Oyj	221,000	5,361,875
Nokia Corp. (a)	151,000	826,327

(Cost $6,249,446)		6,188,202
France 11.2%
Aeroports de Paris	15,700	1,289,969
AXA SA	107,857	1,789,747
Cie de St-Gobain	9,300	415,610
Dassault Systemes SA	146,700	13,490,079
Klepierre (REIT)	34,000	1,181,839
Renault SA	101,000	5,336,174
Schneider Electric SA	31,948	2,085,985
Societe Generale	12,512	365,879

(Cost $22,798,259)		25,955,282
Germany 8.9%
Adidas AG	83,100	6,487,781
Continental AG*	27,800	2,623,910
Deutsche Post AG (Registered)	124,000	2,389,264
Hannover Rueckversicherung AG (Registered)	36,800	2,187,223
Hochtief AG	7,400	449,246
Lanxess AG	40,400	3,340,422
SAP AG	46,550	3,250,671

(Cost $19,253,431)		20,728,517
Hong Kong 3.5%
BOC Hong Kong (Holdings) Ltd. (Cost $8,367,410)	2,971,000	8,220,758
Israel 1.3%
Bezeq Israeli Telecommunication Corp., Ltd. (Cost $3,519,135)	1,789,000	2,954,741
Italy 3.6%
Snam SpA (Cost $9,194,270)	1,722,000	8,278,619
Japan 22.0%
Bridgestone Corp.	35,000	856,199
Canon, Inc.	107,000	5,102,284
Chiyoda Corp. (a)	75,000	961,585
Fast Retailing Co., Ltd.	24,300	5,573,440
Honda Motor Co., Ltd.	103,992	3,997,391
INPEX Corp.	360	2,444,780
Kawasaki Kisen Kaisha Ltd.* (a)	410,000	915,604
Kyushu Electric Power Co., Inc.	76,000	1,086,804
Mitsubishi Corp.	139,409	3,250,195
Mitsubishi Electric Corp.	254,000	2,258,871
Mitsubishi Estate Co., Ltd.	196,000	3,534,864
Mitsubishi Heavy Industries Ltd.	106,000	514,946
Mitsubishi Tanabe Pharma Corp.	127,000	1,790,098
Mitsui & Co., Ltd.	104,000	1,711,714
Mitsui O.S.K Lines Ltd. (a)	262,119	1,156,824
Mizuho Financial Group, Inc. (a)	710,000	1,166,551
Nabtesco Corp.	55,000	1,140,730
Nidec Corp.	52,000	4,747,086
Nintendo Co., Ltd.	2,600	393,836
Nippon Electric Glass Co., Ltd. (a)	94,000	826,411
Nomura Holdings, Inc.	110,000	490,530
Resona Holdings, Inc.	442,000	2,049,668
Sony Corp. (a)	52,000	1,081,770
Sumitomo Mitsui Financial Group, Inc.	55,800	1,852,753
Sumitomo Realty & Development Co., Ltd.	9,000	219,530
Terumo Corp.	26,000	1,252,808
Tokyo Electron Ltd.	7,300	418,447
Yamada Denki Co., Ltd.	4,800	301,531

(Cost $51,611,296)		51,097,250
Netherlands 6.7%
Corio NV (REIT)	46,700	2,461,633
European Aeronautic Defence & Space Co. NV (a)	100,000	4,093,163
Heineken NV	36,000	2,000,385
ING Groep NV (CVA)*	210,857	1,758,385
Royal Dutch Shell PLC "B"	147,400	5,193,057

(Cost $14,680,101)		15,506,623
Norway 1.5%
DnB ASA (Cost $3,714,467)	263,000	3,377,961
Portugal 0.6%
Banco Comercial Portugues SA "R"* (a) (Cost $1,861,973)	7,980,000	1,481,218
Singapore 3.5%
CapitaLand Ltd.	565,000	1,401,418
CapitaMall Trust (REIT)	710,000	1,019,103
DBS Group Holdings Ltd.	152,000	1,713,734
Golden Agri-Resources Ltd.	6,230,000	3,888,926

(Cost $7,052,474)		8,023,181
Spain 0.5%
Red Electrica Corporacion SA (Cost $1,614,429)	25,000	1,222,788
Sweden 3.8%
Investor AB "B"	55,000	1,219,958
TeliaSonera AB (a)	1,106,000	7,709,438

(Cost $9,640,411)		8,929,396
Switzerland 4.4%
Nestle SA (Registered)	42,000	2,643,259
Zurich Financial Services AG*	28,200	7,582,209

(Cost $10,268,359)		10,225,468
United Kingdom 11.8%
Anglo American PLC	19,400	724,562
BHP Billiton PLC	11,300	346,013
BP PLC	255,000	1,904,596
Centrica PLC	263,000	1,332,592
GlaxoSmithKline PLC	684,600	15,287,358
Inmarsat PLC	297,000	2,186,322
Old Mutual PLC	1,738,041	4,410,826
Tullow Oil PLC	46,000	1,122,832

(Cost $26,100,702)		27,315,101

Total Common Stocks (Cost $219,022,221)		221,477,259
Preferred Stocks 0.9%
Germany
Porsche Automobil Holding SE	18,300	1,079,979
Volkswagen AG	6,000	1,056,118

Total Preferred Stocks (Cost $2,265,212)		2,136,097
Securities Lending Collateral 7.7%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $17,981,143)	17,981,143	17,981,143
Cash Equivalents 2.0%
Central Cash Management Fund, 0.11% (b) (Cost $4,590,416)	4,590,416	4,590,416

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $243,858,992) †	106.0	246,184,915
Other Assets and Liabilities, Net	(6.0)	(13,906,043)

Net Assets	100.0	232,278,872

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $245,007,429.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $1,177,486.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,958,312 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,780,826.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2012 amounted to $17,197,441, which is 7.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
REIT: Real Estate Investment Trust
At March 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	6/15/2012	127	8,910,638	231,458

Currency Abbreviations

USD	United States Dollar

At March 31, 2012 the DWS International VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stocks
Financials	63,071,343	28.2%
Consumer Discretionary	28,394,293	12.7%
Industrials	27,380,792	12.2%
Information Technology	24,308,055	10.9%
Health Care	18,330,264	8.2%
Utilities	17,282,678	7.7%
Telecommunication Services	12,850,501	5.7%
Consumer Staples	10,923,092	4.9%
Energy	10,665,265	4.8%
Materials	10,407,073	4.7%
Total	223,613,356	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common and Preferred Stocks(d)
Australia	$—	$20,785,182	$—	$20,785,182
Denmark	—	1,186,972	—	1,186,972
Finland	—	6,188,202	—	6,188,202
France	—	25,955,282	—	25,955,282
Germany	—	22,864,614	—	22,864,614
Hong Kong	—	8,220,758	—	8,220,758
Israel	—	2,954,741	—	2,954,741
Italy	—	8,278,619	—	8,278,619
Japan	—	51,097,250	—	51,097,250
Netherlands	—	15,506,623	—	15,506,623
Norway	—	3,377,961	—	3,377,961
Portugal	—	1,481,218	—	1,481,218
Singapore	—	8,023,181	—	8,023,181
Spain	—	1,222,788	—	1,222,788
Sweden	—	8,929,396	—	8,929,396
Switzerland	—	10,225,468	—	10,225,468
United Kingdom	—	27,315,101	—	27,315,101
Short-Term Investments (d)	22,571,559	—	—	22,571,559
Derivatives(e)	231,458	—	—	231,458
Total	$22,803,017	$223,613,356	$—	$246,416,373

There have been no transfers between Level 1 and Level 2 fair value measurements during the period March 31, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$231,458

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series I

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 24, 2012